Significant Accounting Policies Trade accounts receivable, net (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Trade Accounts Receivable, Net [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 9,284	$ 16,040